Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

April 30, 2019

URX-QTLY-0619
1.929338.107

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.6%
REITs - Apartments - 20.1%
American Campus Communities, Inc.	386,612	$18,248,086
American Homes 4 Rent Class A	726,548	17,422,621
Apartment Investment & Management Co. Class A	438,441	21,641,448
AvalonBay Communities, Inc.	390,724	78,508,173
Camden Property Trust (SBI)	272,592	27,436,385
Equity Residential (SBI)	1,043,584	79,750,689
Essex Property Trust, Inc.	185,321	52,353,183
Front Yard Residential Corp. Class B	136,654	1,354,241
Independence Realty Trust, Inc.	252,167	2,670,449
Invitation Homes, Inc.	954,794	23,736,179
Mid-America Apartment Communities, Inc.	321,301	35,153,511
UDR, Inc.	777,498	34,948,535
		393,223,500
REITs - Diversified - 10.2%
Apple Hospitality (REIT), Inc.	606,894	9,983,406
CorePoint Lodging, Inc.	111,805	1,397,563
Cousins Properties, Inc.	1,186,159	11,351,542
Digital Realty Trust, Inc.	586,303	69,013,726
Duke Realty Corp.	1,013,439	31,538,222
Liberty Property Trust (SBI)	417,373	20,718,396
NorthStar Realty Europe Corp.	141,069	2,515,260
PS Business Parks, Inc.	56,270	8,644,197
TIER REIT, Inc.	152,299	4,316,154
Vornado Realty Trust	489,181	33,821,974
Washington REIT (SBI)	225,731	6,374,643
		199,675,083
REITs - Health Care - 10.6%
HCP, Inc.	1,347,870	40,139,569
Healthcare Realty Trust, Inc.	353,599	10,919,137
LTC Properties, Inc.	111,742	5,035,095
Senior Housing Properties Trust (SBI)	669,103	5,372,897
Universal Health Realty Income Trust (SBI)	35,799	2,900,435
Ventas, Inc.	1,004,888	61,408,706
Welltower, Inc.	1,089,974	81,235,762
		207,011,601
REITs - Hotels - 7.2%
Ashford Hospitality Trust, Inc.	243,597	1,342,219
Chatham Lodging Trust	131,590	2,591,007
Chesapeake Lodging Trust	171,322	4,882,677
DiamondRock Hospitality Co.	568,842	6,177,624
Hersha Hospitality Trust	101,551	1,885,802
Hospitality Properties Trust (SBI)	464,085	12,066,210
Host Hotels & Resorts, Inc.	2,089,005	40,192,456
Park Hotels & Resorts, Inc.	567,732	18,212,843
Pebblebrook Hotel Trust	368,282	11,991,262
RLJ Lodging Trust	494,615	9,105,862
Ryman Hospitality Properties, Inc.	144,833	11,528,707
Summit Hotel Properties, Inc.	296,421	3,441,448
Sunstone Hotel Investors, Inc.	644,221	9,276,782
Xenia Hotels & Resorts, Inc.	317,649	6,877,101
		139,572,000
REITs - Management/Investment - 0.6%
American Assets Trust, Inc.	106,641	4,925,748
Retail Properties America, Inc.	602,637	7,406,409
		12,332,157
REITs - Manufactured Homes - 3.1%
Equity Lifestyle Properties, Inc.	253,640	29,599,788
Sun Communities, Inc.	243,658	29,989,427
		59,589,215
REITs - Office Property - 13.9%
Alexandria Real Estate Equities, Inc.	318,034	45,284,861
Boston Properties, Inc.	435,878	59,985,530
Brandywine Realty Trust (SBI)	499,335	7,684,766
Columbia Property Trust, Inc.	329,942	7,492,983
Corporate Office Properties Trust (SBI)	311,306	8,679,211
Douglas Emmett, Inc.	456,201	18,790,919
Easterly Government Properties, Inc.	171,201	3,081,618
Equity Commonwealth	342,876	10,903,457
Franklin Street Properties Corp.	304,243	2,391,350
Highwoods Properties, Inc. (SBI)	292,190	13,025,830
Hudson Pacific Properties, Inc.	435,394	15,177,835
JBG SMITH Properties	336,643	14,324,160
Kilroy Realty Corp.	284,825	21,905,891
Mack-Cali Realty Corp.	254,976	5,935,841
Paramount Group, Inc.	566,200	8,204,238
Piedmont Office Realty Trust, Inc. Class A	354,533	7,381,377
SL Green Realty Corp.	236,122	20,859,017
		271,108,884
REITs - Regional Malls - 9.1%
CBL & Associates Properties, Inc. (a)	476,504	481,269
Pennsylvania Real Estate Investment Trust (SBI) (a)	169,240	1,018,825
Simon Property Group, Inc.	871,616	151,399,698
Tanger Factory Outlet Centers, Inc.	264,378	4,774,667
Taubman Centers, Inc.	172,549	8,506,666
The Macerich Co.	298,765	11,992,427
		178,173,552
REITs - Shopping Centers - 7.2%
Acadia Realty Trust (SBI)	230,197	6,500,763
Brixmor Property Group, Inc.	842,610	15,065,867
DDR Corp.	403,815	5,346,511
Federal Realty Investment Trust (SBI)	209,781	28,079,187
Kimco Realty Corp.	1,188,877	20,674,571
Kite Realty Group Trust	236,053	3,727,277
Ramco-Gershenson Properties Trust (SBI)	225,065	2,730,038
Regency Centers Corp.	472,560	31,741,855
Retail Opportunity Investments Corp.	320,785	5,629,777
Seritage Growth Properties (a)	78,514	3,500,939
Urban Edge Properties	338,008	6,276,809
Washington Prime Group, Inc. (a)	527,816	2,348,781
Weingarten Realty Investors (SBI)	337,526	9,768,002
		141,390,377
REITs - Storage - 8.5%
CubeSmart	525,632	16,772,917
Extra Space Storage, Inc.	359,145	37,239,745
Life Storage, Inc.	131,577	12,537,972
National Storage Affiliates Trust	159,881	4,678,118
Public Storage	423,355	93,637,659
		164,866,411
REITs - Warehouse/Industrial - 9.1%
EastGroup Properties, Inc.	102,903	11,764,900
First Industrial Realty Trust, Inc.	357,119	12,595,587
Prologis, Inc.	1,778,261	136,339,271
QTS Realty Trust, Inc. Class A	155,106	7,034,057
Rexford Industrial Realty, Inc.	273,362	10,357,686
		178,091,501

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,945,034,281

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Retail Value, Inc.	43,101	1,443,884
TOTAL COMMON STOCKS
(Cost $1,784,227,852)		1,946,478,165
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19 (b)
(Cost $693,797)	700,000	693,805
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.49% (c)	7,400,262	$7,401,742
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	7,258,994	7,259,720
TOTAL MONEY MARKET FUNDS
(Cost $14,661,462)		14,661,462
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,799,583,111)		1,961,833,432
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,614,680)
NET ASSETS - 100%		$1,952,218,752

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	June 2019	$4,127,900	$185,528	$185,528

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $282,478.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,334
Fidelity Securities Lending Cash Central Fund	40,105
Total	$140,439

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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